Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2023	2022
	$	$
Salaries and benefits	1,873	1,942
Share‐based compensation	4,671	1,343
Total compensation	6,544	3,285